PRINCIPAL ACTIVITIES AND ORGANIZATION - Liquidity (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Net loss			¥ (1,523,564)	$ (220,897)	¥ (3,849,838)	¥ (1,649,174)
Accumulated deficit			(15,043,695)		(13,532,814)		$ (2,181,132)
Net cash used in operating activities			682,675	$ 98,980	2,589,040	1,611,788
Working capital			(1,517,100)		841,800	(1,448,400)	220,000
Proceeds from IPO	¥ 1,600,300	$ 247,200			1,621,154
Cash and cash equivalents			20,915		1,060,969	¥ 866,113	3,032
Short-term investments			¥ 45,424		¥ 843,982		$ 6,586